DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Schedule of Regulatory Targeted Capital and Actual Statutory Capital
The regulatory targeted capital and the actual statutory capital for Bermuda Re and Everest Re were as follows:

	Bermuda Re (1)		Everest Re (2)
	At December 31,		At December 31,
(Dollars in millions)	2025 ⁽³⁾	2024	2025	2024
Regulatory targeted capital	$—	$3,151	$5,119	$4,799
Actual capital	$4,209	$4,323	$8,856	$8,126
(1) Regulatory targeted capital represents the target capital level from the applicable year's BSCR calculation.
(2) Regulatory targeted capital represents 200% of the RBC authorized control level calculation for the applicable year.
(3) The 2025 BSCR calculation is not yet due to be completed; however, the Company anticipates that Bermuda Re's December 31, 2025 actual capital will exceed the targeted capital level.